Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Estimated Service Lives for Property Plant and Equipment

The estimated service lives for property, plant and equipment are as follows:

Class of Assets	Range of Service Lives

Buildings	2 to 30 years

Machinery & Equipment	2 to 30 years

Land Improvements	2 to 60 years

Summary of Key Assumptions Used in Determining Fair Value of Stock Options

Key assumptions used in determining the fair value of the stock options awarded in 2013, 2012 and 2011 were:

	2013	2012	2011
Risk-free interest rate	1.70%	1.38%	2.82%
Dividend yield	1.80%	2.10%	1.90%
Volatility factor	35.40%	37.50%	36.70%
Expected term	8.6 years	7.3 years	7.2 years

Components of Changes in Accumulated Other Comprehensive Loss and Related Cumulative Noncurrent Deferred Tax Assets

The components of the changes in accumulated other comprehensive loss and related cumulative noncurrent deferred tax assets are as follows:

years ended December 31	Pension and Postretirement Benefit Plans	Foreign Currency	Unamortized Value of Terminated Forward Starting Interest Rate Swap	Total

(add 000)	2013

Accumulated other comprehensive loss at beginning of period	$(108,189)	$6,157	$(4,137)	$(106,169)

Other comprehensive earnings (loss) before reclassifications, net of tax	55,403	(2,255)	--	53,148
Amounts reclassified from accumulated other comprehensive loss, net of tax	8,237	--	670	8,907

Other comprehensive earnings (loss), net of tax	63,640	(2,255)	670	62,055

Accumulated other comprehensive loss at end of period	$(44,549)	$3,902	$(3,467)	$(44,114)

Cumulative noncurrent deferred tax assets at end of period	$29,198	$--	$2,269	$31,467

	2012

Accumulated other comprehensive loss at beginning of period	$(84,204)	$5,076	$(4,762)	$(83,890)

Other comprehensive (loss) earnings before reclassifications, net of tax	(30,105)	1,081	--	(29,024)
Amounts reclassified from accumulated other comprehensive loss, net of tax	6,120	--	625	6,745

Other comprehensive (loss) earnings, net of tax	(23,985)	1,081	625	(22,279)

Accumulated other comprehensive loss at end of period	$(108,189)	$6,157	$(4,137)	$(106,169)

Cumulative noncurrent deferred tax assets at end of period	$70,881	$--	$2,707	$73,588

	2011

Accumulated other comprehensive loss at beginning of period	$(54,245)	$5,929	$(5,344)	$(53,660)

Other comprehensive (loss) earnings before reclassifications, net of tax	(33,228)	(853)	--	(34,081)
Amounts reclassified from accumulated other comprehensive loss, net of tax	3,269	--	582	3,851

Other comprehensive (loss) earnings, net of tax	(29,959)	(853)	582	(30,230)

Accumulated other comprehensive loss at end of period	$(84,204)	$5,076	$(4,762)	$(83,890)

Cumulative noncurrent deferred tax assets at end of period	$55,161	$--	$3,116	$58,277

Reclassifications Out of Accumulated Other Comprehensive Loss

Reclassifications out of accumulated other comprehensive loss are as follows:

years ended December 31 (add 000)	2013	2012	2011	Affected line items in the consolidated statements of earnings
Pension and postretirement benefit plans
Settlement charge	$729	$779	$375
Amortization of:
Prior service credit	(2,807)	(2,789)	(1,206)
Actuarial loss	15,704	12,134	6,239
	13,626	10,124	5,408	Cost of sales; Selling, general & administrative expenses
Tax effect	(5,389)	(4,004)	(2,139)	Taxes on income
Total	$8,237	$6,120	$3,269
Unamortized value of terminated forward starting interest rate swap
Additional interest expense	$1,108	$1,034	$963	Interest expense
Tax effect	(438)	(409)	(381)	Taxes on income
Total	$670	$625	$582

Basic and Diluted Earnings Per Common Share

The following table reconciles the numerator and denominator for basic and diluted earnings per common share:

years ended December 31 (add 000)	2013	2012	2011
Net earnings from continuing operations attributable to Martin Marietta Materials, Inc.	$122,086	$85,646	$78,392
Less: Distributed and undistributed earnings attributable to unvested awards	513	500	657

Basic and diluted net earnings attributable to common shareholders from continuing operations attributable to Martin Marietta Materials, Inc.	121,573	85,146	77,735
Basic and diluted net (loss) earnings attributable to common shareholders from discontinued operations	(749)	(1,172)	3,987

Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta Materials, Inc.	$120,824	$83,974	$81,722

Basic weighted-average common shares outstanding	46,164	45,828	45,652
Effect of dilutive employee and director awards	121	142	141

Diluted weighted-average common shares outstanding	46,285	45,970	45,793